Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets (liabilities):
Allowance for loan losses	$ 2,993	$ 3,020
Unrealized loss (gain) on securities available for sale	130	(113)
Supplemental executive retirement plan liability	1,886	2,060
Other than temporary impairment loss	170	170
Depreciation	802	482
Non-accrual interest	313	231
Pension liability	(44)	(75)
Other	262	324
Acquisition accounting adjustments	(52)	441
Net deferred tax assets, included in other assets	$ 6,460	$ 6,540